Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 24,718	$ 27,544
Goodwill	115,080	128,114
Intangible assets	40,049	42,452
Investments in associates and joint ventures	5,788	5,861
Deferred tax assets	1,958	1,719
Derivatives	297	132
Other non-current assets	1,343	2,012
Total non-current assets	189,233	207,834
Current assets
Investment securities	102	92
Inventories	4,339	4,427
Derivatives	545	230
Trade and other receivables	5,276	6,187
Cash and cash equivalents	25,018	7,238
Assets classified as held for sale	128	10,013		$ 39
Other current assets	805	627
Total current assets	36,215	28,814
Total assets	225,448	236,648
Equity
Equity attributable to equity holders of AB InBev	60,065	75,722
Minority interests	8,282	8,831
Equity	68,347	84,553	$ 78,131	71,889
Non-current liabilities
Interest-bearing loans and borrowings	106,034	97,564
Employee benefits	2,610	2,848
Deferred tax liabilities	12,060	12,824
Derivatives	2,460	352
Other non-current liabilities	2,917	3,666
Total non-current liabilities	126,081	117,254
Current liabilities
Interest-bearing loans and borrowings	6,484	5,410
Income tax payables	909	1,346
Derivatives	4,403	3,799
Trade and other payables	18,857	22,864
Liabilities associated with assets held for sale	0	1,145		$ 0
Other current liabilities	367	277
Total current liabilities	31,020	34,841
Total equity and liabilities	225,448	236,648
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Property, plant and equipment	41	36
Goodwill	545
Intangible assets	382	409
Investments in subsidiaries	113,184	128,860
Other non-current assets	13,391	13,930
Total non-current assets	127,543	143,235
Current assets
Derivatives	349	188
Trade and other receivables	2,916	4,152
Cash and cash equivalents	17,236	79
Assets classified as held for sale		236
Other current assets	11	8
Total current assets	20,512	4,663
Total assets	148,055	147,898
Equity
Equity attributable to equity holders of AB InBev	60,065	75,722
Equity	60,065	75,722
Non-current liabilities
Interest-bearing loans and borrowings	62,929	59,605
Employee benefits	3	5
Other non-current liabilities	58	60
Total non-current liabilities	62,989	59,670
Current liabilities
Interest-bearing loans and borrowings	16,155	3,651
Derivatives	48	198
Trade and other payables	865	1,071
Other current liabilities	7,932	7,586
Total current liabilities	25,000	12,506
Total equity and liabilities	148,055	147,898
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Investments in subsidiaries	73,435	77,492
Deferred tax assets	161	163
Other non-current assets	11,681	11,681
Total non-current assets	85,277	89,336
Current assets
Derivatives	72
Trade and other receivables	4,490	10,163
Cash and cash equivalents	6,194	22
Other current assets	203	198
Total current assets	10,959	10,383
Total assets	96,236	99,719
Equity
Equity attributable to equity holders of AB InBev	47,434	46,188
Equity	47,434	46,188
Non-current liabilities
Interest-bearing loans and borrowings	43,036	49,310
Total non-current liabilities	43,036	49,310
Current liabilities
Interest-bearing loans and borrowings	5,032	3,633
Trade and other payables	733	588
Total current liabilities	5,766	4,221
Total equity and liabilities	96,236	99,719
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Other non-current assets	13,442	13,853
Total non-current assets	13,442	13,853
Current assets
Trade and other receivables	1,176	846
Cash and cash equivalents	6	18
Other current assets		2
Total current assets	1,182	866
Total assets	14,624	14,719
Equity
Equity attributable to equity holders of AB InBev	628	622
Equity	628	622
Non-current liabilities
Interest-bearing loans and borrowings	13,466	13,874
Deferred tax liabilities	8	9
Total non-current liabilities	13,475	13,883
Current liabilities
Interest-bearing loans and borrowings	311
Trade and other payables	211	214
Total current liabilities	522	214
Total equity and liabilities	14,624	14,719
Anheuser Busch Companies [member]
Non-current assets
Property, plant and equipment	4,915	5,063
Goodwill	33,134	33,157
Intangible assets	22,202	22,195
Investments in subsidiaries	66,085	42,557
Investments in associates and joint ventures	22	22
Other non-current assets	3,925	14,495
Total non-current assets	130,283	117,489
Current assets
Inventories	903	822
Derivatives	2,232	22
Trade and other receivables	2,339	7,331
Cash and cash equivalents	234	348
Total current assets	5,708	8,523
Total assets	135,991	126,012
Equity
Equity attributable to equity holders of AB InBev	72,408	77,567
Minority interests		0
Equity	72,408	77,567
Non-current liabilities
Interest-bearing loans and borrowings	42,248	28,313
Employee benefits	1,056	1,067
Deferred tax liabilities	6,751	6,772
Other non-current liabilities	389	543
Total non-current liabilities	50,444	36,695
Current liabilities
Interest-bearing loans and borrowings	8,050	7,302
Income tax payables	353	237
Derivatives	116	49
Trade and other payables	4,554	4,153
Other current liabilities	65	9
Total current liabilities	13,139	11,750
Total equity and liabilities	135,991	126,012
Subsidiary Guarantors [member]
Non-current assets
Intangible assets	97	97
Investments in subsidiaries	17,698	17,955
Derivatives	264	113
Other non-current assets	9,065	13,483
Total non-current assets	27,124	31,648
Current assets
Derivatives	6,947	3,909
Trade and other receivables	5,133	113
Cash and cash equivalents	7,716	12,697
Other current assets	3
Total current assets	19,799	16,724
Total assets	46,923	48,372
Equity
Equity attributable to equity holders of AB InBev	25,324	25,359
Equity	25,324	25,359
Non-current liabilities
Interest-bearing loans and borrowings	3,094	3,586
Derivatives	2,460	352
Total non-current liabilities	5,554	3,938
Current liabilities
Interest-bearing loans and borrowings	6,165	9,775
Derivatives	4,625	3,875
Trade and other payables	172	75
Other current liabilities	5,084	5,350
Total current liabilities	16,044	19,075
Total equity and liabilities	46,923	48,372
Non-Guarantors [member]
Non-current assets
Property, plant and equipment	19,762	22,445
Goodwill	81,401	94,957
Intangible assets	17,368	19,751
Investments in subsidiaries	208,343	183,831
Investments in associates and joint ventures	5,766	5,839
Deferred tax assets	1,797	1,556
Derivatives	33	19
Other non-current assets	56,262	43,495
Total non-current assets	390,732	371,893
Current assets
Investment securities	102	92
Inventories	3,436	3,605
Derivatives	269	105
Trade and other receivables	28,978	13,139
Cash and cash equivalents	7,304	7,825
Assets classified as held for sale	128	9,777
Other current assets	588	414
Total current assets	40,805	34,957
Total assets	431,537	406,850
Equity
Equity attributable to equity holders of AB InBev	332,953	300,959
Minority interests	8,282	8,831
Equity	341,235	309,790
Non-current liabilities
Interest-bearing loans and borrowings	47,806	51,690
Employee benefits	1,551	1,776
Deferred tax liabilities	5,301	6,043
Other non-current liabilities	2,471	3,063
Total non-current liabilities	57,128	62,572
Current liabilities
Interest-bearing loans and borrowings	7,974	8,701
Income tax payables	556	1,109
Derivatives	8,938	3,671
Trade and other payables	14,748	18,778
Liabilities associated with assets held for sale		1,145
Other current liabilities	958	1,084
Total current liabilities	33,175	34,488
Total equity and liabilities	431,537	406,850
Eliminations [member]
Non-current assets
Investments in subsidiaries	(478,746)	(450,696)
Other non-current assets	(106,423)	(108,925)
Total non-current assets	(585,169)	(559,621)
Current assets
Derivatives	(9,324)	(3,994)
Trade and other receivables	(39,754)	(29,557)
Cash and cash equivalents	(13,672)	(13,751)
Total current assets	(62,750)	(47,302)
Total assets	(647,919)	(606,922)
Equity
Equity attributable to equity holders of AB InBev	(478,746)	(450,696)
Equity	(478,746)	(450,696)
Non-current liabilities
Interest-bearing loans and borrowings	(106,545)	(108,814)
Total non-current liabilities	(106,545)	(108,814)
Current liabilities
Interest-bearing loans and borrowings	(37,203)	(27,652)
Derivatives	(9,324)	(3,994)
Trade and other payables	(2,428)	(2,015)
Other current liabilities	(13,672)	(13,752)
Total current liabilities	(62,627)	(47,413)
Total equity and liabilities	$ (647,919)	$ (606,922)